Annual Fund Operating Expenses (American Beacon The London Company Income Equity Fund, American Beacon The London Company Income Equity Fund)	0 Months Ended
	Aug. 31, 2012
A Class
Operating Expenses:
Management fees	0.45%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.05%	[1]
Total annual fund operating expenses	1.75%
Expense Reduction and Reimbursement	0.46%
Total annual fund operating expenses after expense reduction and reimbursement	1.29%	[2]
C Class
Operating Expenses:
Management fees	0.45%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	1.05%	[1]
Total annual fund operating expenses	2.50%
Expense Reduction and Reimbursement	0.46%
Total annual fund operating expenses after expense reduction and reimbursement	2.04%	[2]
Y Class
Operating Expenses:
Management fees	0.45%
Distribution and/or service (12b-1) fees	none
Other expenses	0.90%	[1]
Total annual fund operating expenses	1.35%
Expense Reduction and Reimbursement	0.46%
Total annual fund operating expenses after expense reduction and reimbursement	0.89%	[2]
Institutional Class
Operating Expenses:
Management fees	0.45%
Distribution and/or service (12b-1) fees	none
Other expenses	0.80%	[1]
Total annual fund operating expenses	1.25%
Expense Reduction and Reimbursement	0.46%
Total annual fund operating expenses after expense reduction and reimbursement	0.79%	[2]
Investor Class
Operating Expenses:
Management fees	0.45%
Distribution and/or service (12b-1) fees	none
Other expenses	1.18%	[1]
Total annual fund operating expenses	1.63%
Expense Reduction and Reimbursement	0.46%
Total annual fund operating expenses after expense reduction and reimbursement	1.17%	[2]

[1]	Based on estimated expenses for the fiscal year ending August 31, 2013.
[2]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund for Other Expenses, as applicable, through December 31, 2013 to the extent that Total Annual Fund Operating Expenses exceed 1.29% for the A Class, 2.04% for the C Class, 0.89% for the Y Class, 0.79% for the Institutional Class and 1.17% for the Investor Class. The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.